General (Narrative) (Details) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	May 09, 2023 USD ($) Patient	Apr. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
BARDA
Disclosure of associates [line items]
Contract amount for research, development and manufacturing			$ 209,000
Additional funding amount	$ 10,000
U.S. Food and Drug Administration (FDA) [Member] | BARDA
Disclosure of associates [line items]
Contract amount for research, development and manufacturing	7,000
Replenishment amount	$ 3,000
Number of patients | Patient	50
U.S. Department of Defense (DoD) [Member]
Disclosure of associates [line items]
Contracts with customers		$ 2,700		$ 1,800